SHARE CAPITAL	12 Months Ended
Dec. 31, 2022
SHARE CAPITAL AND PREMIUM [Abstract]
SHARE CAPITAL
28	SHARE CAPITAL

	Number of shares	Share capital
		US$’000
Issued and paid up:
At 1 January 2020 and 31 December 2020	19,063,833	320,683

Issued during the year	246,191	-
At 31 December 2021	19,310,024	320,683

Issued during the year	161,984	-
At 31 December 2022	19,472,008	320,683

In the TMI
Offer
a proposal (the “Award Election Opportunity”) was made by the Offeror and the Company to the holders of outstanding awards which are unvested or vested but remain unsettled (“FSA Holders”) which was granted under the Grindrod Shipping Holdings Ltd. 2018 Forfeitable Share
Plan (Note 29).
On December 1, 2022, 161,984 new ordinary shares were issued to fulfil the outstanding Company Forfeitable Shares.

On 1 March 2021, the Company issued 246,191 additional shares of no par value to certain employees to partially settle the 2018 FSP awards that vested on 1 March 2021.

Except for treasury shares, fully paid ordinary shares, which have no par value, carry one vote per share and a right to dividends as and when declared by the company.